Leases - Summary of minimum future lease payments for these operating leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Operating Leases Minimum Future Lease Payments [Abstract]
2020	$ 6,925	$ 6,609
2021	6,102	6,925
2022	583	6,102
2023	230	583
2024		230
Thereafter		$ 20,449
Total lease payments	13,840
Less imputed interest	444
Total operating lease liabilities	$ 13,396